Trade Receivables, Other Receivables and Prepayments (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Other receivables	$ 2,814	$ 2,849
Prepayments	449,554	1,898,419
Trade and other receivables	$ 452,368	$ 1,901,268